Offerings	Apr. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	44,022,556.10526
Proposed Maximum Offering Price per Unit	19.00
Maximum Aggregate Offering Price	$ 836,428,566.00
Amount of Registration Fee	$ 115,510.78
Offering Note	Includes Class A common stock, par value $0.0001 per share ("Class A common stock"), issuable upon exercise of the underwriters' option to purchase additional Class A common stock, if any. The Registrant previously paid a registration fee of $115,510.78 in connection with the initial filing of Amendment No. 3 to the Registration Statement on Form S-1 on April 15, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	5,263,157.8947
Proposed Maximum Offering Price per Unit	19.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	Includes Class A common stock, issuable upon exercise of the underwriters' option to purchase additional Class A common stock, if any. The Registrant previously paid a registration fee of $13,810.00 in connection with the initial filing of the Registration Statement on Form S-1 on March 20, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).